November 19, 2018

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Bond Index Funds (the “Trust”)
File No. 33-06001

Commissioners:

Enclosed is the 81st Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A,
which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of this amendment are to add Admiral Shares of Vanguard Long-Term Bond Index Fund, a series of the
Trust.
Pursuant to the requirements of Rule 485(a)(1), we request that the Amendment become effective after 60 days. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

Please contact me at (610) 669-7310 with any questions or comments that you have concerning the enclosed Amendment.

Alexander F. Smith

Associate Counsel

The Vanguard Group, Inc.

cc:	Lisa N. Larkin
U.S. Securities and Exchange Commission